Shareholder Report, Line Graph (Details) 266837_Hotchkis - Wiley Global Value Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 23,604	$ 20,401	$ 16,814	$ 14,334	$ 16,302	$ 9,998	$ 12,588	$ 13,230	$ 12,098	$ 9,474	$ 27,380
MSCI World Index (Net) USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index (Net) USD
Accumulated Value	$ 28,320	$ 24,360	$ 20,267	$ 17,102	$ 19,964	$ 14,358	$ 13,961	$ 13,130	$ 11,820	$ 10,000	$ 34,363